Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15 – SEGMENT REPORTING

As of March 31, 2026, the Company had three reportable segments: (1) Health Services, comprised of a single patient service practice under the NCFM brand that includes the NCFM, AEU and CCN service offerings, (2) Digital Healthcare, which develops and markets the “HealthLynked Network,” an online personal medical information and record archive system, and (3) Medical Distribution, comprised of the operations of MOD, a virtual distributor of discounted medical supplies selling to both consumers and medical practices. During October 2025, the Company sold the assets associated with its BTG practice, which had previously been included in the Health Services segment.

The Company evaluates performance and allocates resources based on profit or loss from operations before income taxes. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

Segment information for the three months ended March 31, 2026 was as follows:

	Three Months Ended March 31, 2026
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$418,613	$—	$—	$418,613
Subscription revenue	—	3,494	—	3,494
Product and other revenue	—	—	1,358	1,358
Total revenue	418,613	3,494	1,358	423,465

Operating Expenses
Practice salaries and benefits	142,104	—	—	142,104
Other practice operating expenses	99,819	—	—	99,819
Cost of product revenue	—	—	9,034	9,034
Selling, general and administrative expenses	—	844,655	2,626	847,281
Depreciation and amortization	24,866	1,174	—	26,040
Total Operating Expenses	266,789	845,829	11,660	1,124,278

Income (loss) from operations	$151,824	$(842,335)	$(10,302)	$(700,813)

Other Segment Information
Gain on extinguishment of debt	$—	$(1,328,069)	$—	$(1,328,069)
Loss on change in fair value of debt	$—	$2,180,526	$—	$2,180,526
Gain on change in fair value of derivative financial instruments	$—	$(32,169)	$—	$(32,169)
Amortization of original issue discounts on notes payable	$2,964	$85,020	$—	$87,984
Interest expense and other	$2,774	$9,445	$—	$12,219

Identifiable Assets
Identifiable assets as of March 31, 2026	$125,417	$1,499,184	$1,190	$1,625,791
Identifiable assets as of December 31, 2025	$182,146	$1,519,025	$1,175	$1,702,346

Segment information for the three months ended March 31, 2025 was as follows:

	Three Months Ended March 31, 2025
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$752,015	$—	$—	$752,015
Subscription revenue	—	9,584	—	9,584
Product and other revenue	—	—	12,609	12,609
Total revenue	752,015	9,584	12,609	774,208

Operating Expenses
Practice salaries and benefits	402,366	—	—	402,366
Other practice operating expenses	313,976	—	—	313,976
Cost of product revenue	—	—	17,816	17,816
Selling, general and administrative expenses	—	620,541	8,874	629,415
Depreciation and amortization	26,850	1,174	—	28,024
Total Operating Expenses	743,192	621,715	26,690	1,391,597

Loss from operations	$8,823	$(612,131)	$(14,081)	$(617,389)

Other Segment Information
Loss on extinguishment of debt	$—	$(42,726)	$—	$(42,726)
Change in fair value of debt	$—	$49,186	$—	$49,186
Gain on change in fair value of derivative financial instruments	$—	$(45,038)	$—	$(45,038)
Amortization of original issue discounts on notes payable	$2,964	$402,149	$—	$405,113
Interest expense and other	$(7,072)	$74,087	$—	$67,015

Identifiable Assets
Identifiable assets as of March 31, 2025	$373,572	$1,681,663	$2,079	$2,057,314

NOTE 17 – SEGMENT REPORTING

As of December 31, 2025, the Company had three reportable segments: Health Services, Digital Healthcare, and Medical Distribution. The Health Services division is comprised of the operations of (i) NCFM, a functional medical practice engaged in improving the health of its patients through individualized and integrative health care, (ii) BTG, a physical therapy practice in Bonita Springs, Florida that provides hands-on functional manual therapy techniques to speed patients’ recovery and manage pain without pain medication or surgery (sold in October 2025), (iii) CCN, a primary care providing a comprehensive range of medical services, and (iv) AEU, a minimally and non-invasive cosmetic services. During 2024, the Company replaced its NWC Obstetrics and Gynecology (OB/GYN) practice with CCN and relocated its AEU practice to the CCN office location. During May 2025, the Company consolidated the NCFM, AEU and CCN practices into the former NWC office. During October 2025, the Company sold the assets associated with its BTG practice.

The Digital Healthcare segment develops and plans to operate an online personal medical information and record archive system, the “HealthLynked Network,” which facilitates efficient management of medical records and care, allowing seamless patient appointment scheduling, comprehensive telemedicine services, and a cloud-based system for medical information and records management.

The Medical Distribution Division is comprised of the operations of MOD, a virtual distributor of discounted medical supplies selling to both consumers and medical practices throughout the United States.

The Company evaluates performance and allocates resources based on profit or loss from operations before income taxes. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

Segment information for the year ended December 31, 2025 was as follows:

	Year Ended December 31, 2025
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$2,002,548	$–	$–	$2,002,548
Subscription revenue	–	22,623	–	22,623
Product and other revenue	–	–	40,121	40,121
Total revenue	2,002,548	22,623	40,121	2,065,292

Operating Expenses
Practice salaries and benefits	1,016,543	–	–	1,016,543
Other practice operating expenses	973,048	–	–	973,048
Cost of product revenue	–	–	51,568	51,568
Selling, general and administrative expenses	–	2,007,845	27,671	2,035,516
Depreciation and amortization	97,175	4,696	–	101,871
Total Operating Expenses	2,086,766	2,012,541	79,239	4,178,546

Income (loss) from operations	$(84,218)	$(1,989,918)	$(39,118)	$(2,113,254)

Other Segment Information
Gain on extinguishment of debt	$–	$(317,982)	$–	$(317,982)
Loss on change in fair value of debt	$–	$618,208	$–	$618,208
Gain on sale of assets	$–	$(168,722)	$–	$(168,722)
Gain on change in fair value of derivative financial instruments	$–	$(8,644)	$–	$(8,644)
Amortization of original issue discounts on notes payable	$12,022	$815,984	$–	$828,006
Interest expense and other	$3,051	$213,083	$–	$216,134

Identifiable Assets
Identifiable assets as of December 31, 2025	$182,146	$1,519,025	$1,175	$1,702,346

Segment information for the year ended December 31, 2024 was as follows:

	Year Ended December 31, 2024
	Health Services	Digital Healthcare	Medical Distribution	Total
Revenue
Patient service revenue, net	$2,872,177	$–	$–	$2,872,177
Subscription revenue	–	32,425	–	32,425
Product and other revenue	–	–	103,759	103,759
Total revenue	2,872,177	32,425	103,759	3,008,361

Operating Expenses
Practice salaries and benefits	1,995,127	–	–	1,995,127
Other practice operating expenses	1,556,759	–	–	1,556,759
Cost of product revenue	–	–	96,237	96,237
Selling, general and administrative expenses	–	2,974,130	64,806	3,038,936
Depreciation and amortization	277,866	5,084	–	282,950
Impairment loss	716,000	–	–	716,000
Total Operating Expenses	4,545,752	2,979,214	161,043	7,686,009

Loss from operations	$(1,673,575)	$(2,946,789)	$(57,284)	$(4,677,648)

Other Segment Information
Loss on extinguishment of debt	$–	$178,986	$–	$178,986
Change in fair value of debt	$–	$(84,109)	$–	$(84,109)
Amortization of original issue discounts on notes payable	$5,007	$1,311,158	$–	$1,316,165
Gain from realization of contingent sale consideration receivable	$–	$(125,355)	$–	$(125,355)
Interest expense and other	$11,506	$156,638	$–	$168,144

Identifiable Assets
Identifiable assets as of December 31, 2024	$496,391	$1,719,020	$7,578	$2,222,989

 The Digital Healthcare made intercompany sales of $-0- and $1,116 in the years ended December 31, 2025 and 2024, respectively, related to subscription revenue billed to and paid for by the Company’s physicians for access to the HealthLynked Network. The Medical Distribution segment made intercompany sales of $-0- and $238 in the years ended December 31, 2025 and 2024, respectively, related to medical products sold to practices in the Company’s Health Services segment. Intercompany revenue and the related costs are eliminated on consolidation. The revenues, significant expense categories and amounts align with the segment-level information that is regularly provided to the Company’s chief operating decision maker (“CODM”), which is the Company’s CEO, Dr. Michael Dent.